WESMARK SMALL COMPANY GROWTH FUND
WESMARK GROWTH FUND
WESMARK BALANCED FUND
WESMARK BOND FUND
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
(PORTFOLIOS OF WESMARK FUNDS)

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SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 31, 2001

     The following information supplements your WesMark Funds Statement of Additional Information.


     Please include the following as the last paragraph under "What Do Shares Cost?" on page 15:

        "Waiver of Sales Charge by Investment Professionals
        The sales charge will be waived when purchases are made through investment professionals or dealers who choose to receive no portion of the sales charge."





December 31, 2001


Edgewood Services, Inc., Distributor

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105